Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 6,606
Intangible assets other than goodwill at end of period	6,606	€ 6,604
LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	75
Intangible assets other than goodwill at end of period	75	75
SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3
Intangible assets other than goodwill at end of period	2	0
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529
Intangible assets other than goodwill at end of period	6,529	6,529
OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period	0	0
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,677	6,673
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	6,677	6,673
GROSS VALUES | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	120	120
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	120	120
GROSS VALUES | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	27	24
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	27	24
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	6,529
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	6,529	6,529
GROSS VALUES | OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	0	0
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(70)	(70)
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(70)	(70)
AMORTIZATION | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(45)	(45)
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(45)	(45)
AMORTIZATION | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(25)	(24)
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(25)	(24)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	0	0
AMORTIZATION | OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0